CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTE

As of December 31, 2021, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

December 31, 2021
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	31,167
10% Convertible note payable, due April 23, 2022 – Related Party	144,951
10% Convertible note payable, due August 6, 2022 – Bridge Investor	188,319
364,437
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	118,958
5% Convertible note payable – Related Party	276,233
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	275,753
5% Convertible note payable – CEO, CTO* & CFO– Related Parties	90,357
5% Convertible note payable – Bridge Investors	185,122
946,423

August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	256,634
5% Convertible note – Bridge investors	381,123
5% Convertible note – CFO – Related Party	76,531
714,288

Other Debt
Short term debt from CEO	20,000
Short term debt – Bridge investors	265,000
Short term debt from CFO – Related Party	45,050
Short term debt – Autotelic Inc– Related Party	20,000
Accrued Interest on Loans	9,212
359,262
Total of debentures, notes and other debt	$2,384,410

*	The CTO was a related party till July 2021, when he resigned as the CTO due to health reasons.

As of December 31, 2020, convertible debentures and notes, net of debt discount, consist of the following amounts:

December 31, 2020
Convertible debentures
10% Convertible note payable, due June 12, 2022 – Peak One	$-
10% Convertible note payable, due April 23, 2022 - TFK	39,065
10% Convertible note payable, due April 23, 2022 – Related Party	14,256
10% Convertible note payable, due April 23, 2022 – Bridge Investor	69,848
10% Convertible note payable, due August 6, 2022 – Bridge Investor	168,421
291,590
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	213,046
5% Convertible note payable – Related Party	263,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	263,253
5% Convertible note payable – CEO, CTO & CFO – Related Parties	86,257
5% Convertible note payable – Bridge Investors	176,722
1,003,011
Other Debt
Short term debt from CFO – Related Party	25,000
Short term debt from CEO – Related Party	20,000
Other short term debt – Bridge Investor	50,000
95,000
Total of debentures, notes and other debt	$1,389,601

SCHEDULE OF CONVERTIBLE NOTES

As of December 31, 2021 and 2020, convertible notes, net of debt discount, consist of the following amounts:

	December 31, 2021	December 31, 2020

Autotelic - related party convertible note, 5% coupon August 2022	$256,634	$-
CFO convertible note – Related Party, 5% coupon August 2022	76,531
2 accredited investors convertible note, 5% coupon August 2022	381,123	-
	$714,288	$-

SCHEDULE OF SHORT-TERM LOANS

As of December 31, 2021, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2021
Short term advance from CEO – Related Party	$20,000
Short term advances – bridge investors	265,000
Short term advances from CFO – Related Party	45,050
Short term advance – Autotelic Inc. – Related Party	20,000
Accrued Interest on advances	9,212
$359,262

Convertible note [Member]
Short-term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTE

As of December 31, 2021, and December 31, 2020, convertible notes under the November-December 2021 Financing, net of debt discount, consist of the following amounts:

	December 31, 2021	December 31, 2020

Mast Hill Convertible note, 12% coupon November 21	$250,000	$-
Talos Victory Convertible note, 12% coupon November 2021	250,000	-
First Fire Global Opportunities LLC Convertible note, 12% coupon, December 2021	250,000	-
Blue Lake Partners LLC Convertible note, 12% coupon, December 2021	250,000	-
Fourth Man LLC Convertible note, 12% coupon December 2021	250,000	-
Convertible notes, gross	$1,250,000	$-
Less: Debt discounts recorded	(1,250,000)	-
Amortization of debt discounts	76,994
Convertible notes, net of discounts	$76,994	-